ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to Brookfield Business Partners for the six-month period ended June 30, 2024 and 2023:

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2024	$(427)	$62	$(365)
Other comprehensive income (loss)	(63)	44	(19)
Balance as at June 30, 2024	$(490)	$106	$(384)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2023	$(466)	$131	$(335)
Other comprehensive income (loss)	13	(5)	8
Balance as at June 30, 2023	$(453)	$126	$(327)
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(1)Represents net investment hedges, cash flow hedges and other reserves.